SUPPLEMENT DATED MAY 1, 2008
TO

PROSPECTUSES DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUS DATED JULY 18, 2006
FOR MFS REGATTA CLASSIC

AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV, SUN LIFE FINANCIAL MASTERS VII,
MFS REGATTA ACCESS, MFS REGATTA FLEX FOUR, AND MFS REGATTA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

In the "Distribution of the Contracts" section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

Please retain this supplement with your prospectus for future reference.

SLUS(NASD) 5/08